Seward & Kissel LLP
901 K Street, N.W.
Suite 800
Washington, DC  20001

Telephone: (202) 737-8833
Facsimile: (202) 737-5184

July 28, 2020

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	North Square Investments Trust
- North Square Altrinsic International Equity Fund
- North Square McKee Bond Fund
File Nos. 333-226989 and 811-23373

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of North Square Investments Trust (the “Registrant”).  We are making this filing to register two new series of the Registrant, North Square Altrinsic International Equity Fund and North Square McKee Bond Fund.

Please direct any comments or questions to the undersigned at (202) 737‑8833.

Sincerely,

/s/ Robert M. Kurucza
    Robert M. Kurucza

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